Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35927
Entity Registrant Name	AIR INDUSTRIES GROUP
Entity Central Index Key	0001009891
Entity Tax Identification Number	80-0948413
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1460 Fifth Avenue
Entity Address, City or Town	Bay Shore
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11706
City Area Code	631
Local Phone Number	968-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AIRI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false